Schedule of investments
Macquarie VIP Corporate Bond Series
September 30, 2024 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.00%
GNMA Series 2005-23 IO 1.00% 6/17/45 =, •	3,389	$ 0
Total Agency Collateralized Mortgage Obligations (cost $11)		0

Corporate Bonds — 97.14%
Banking — 24.53%
Banco Santander 8.00% 2/1/34 μ, ψ	2,000,000	2,127,210
Bank of America
2.482% 9/21/36 μ	2,415,000	2,038,566
5.468% 1/23/35 μ	1,640,000	1,725,261
5.819% 9/15/29 μ	11,360,000	11,958,306
6.204% 11/10/28 μ	345,000	364,252
Bank of Montreal
7.30% 11/26/84 μ	638,000	673,746
7.70% 5/26/84 μ	2,450,000	2,591,566

Bank of New York Mellon 4.70% 9/20/25 μ, ψ	4,260,000	4,237,434
Barclays
6.224% 5/9/34 μ	1,180,000	1,271,759
9.625% 12/15/29 μ, ψ	2,890,000	3,261,117

Citibank 5.57% 4/30/34	6,870,000	7,331,950
Citigroup
7.00% 8/15/34 μ, ψ	1,150,000	1,233,499
7.125% 8/15/29 μ, ψ	2,740,000	2,859,028

Citizens Bank 6.064% 10/24/25 μ	2,565,000	2,565,006
Deutsche Bank
6.72% 1/18/29 μ	660,000	698,852
6.819% 11/20/29 μ	2,351,000	2,531,322
7.146% 7/13/27 μ	2,185,000	2,274,923

Fifth Third Bank 5.852% 10/27/25 μ	1,100,000	1,100,393
Goldman Sachs Group
5.049% 7/23/30 μ	5,030,000	5,162,410
5.851% 4/25/35 μ	1,720,000	1,848,855
6.125% 11/10/34 μ, ψ	1,710,000	1,721,688
6.484% 10/24/29 μ	2,880,000	3,101,922
7.50% 5/10/29 μ, ψ	2,860,000	3,038,664
Huntington National Bank
4.552% 5/17/28 μ	940,000	940,949
5.699% 11/18/25 μ	1,100,000	1,100,128
JPMorgan Chase & Co.
5.571% 4/22/28 μ	3,455,000	3,562,804
6.254% 10/23/34 μ	3,565,000	3,966,353

KeyBank 5.85% 11/15/27	930,000	964,534
KeyCorp 6.277% 5/23/25 •	1,300,000	1,302,132
Lloyds Banking Group 5.721% 6/5/30 μ	910,000	953,914
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Morgan Stanley
2.484% 9/16/36 μ	1,740,000	$ 1,456,489
5.831% 4/19/35 μ	5,105,000	5,485,535
6.407% 11/1/29 μ	2,511,000	2,698,910
6.627% 11/1/34 μ	2,720,000	3,077,737
Morgan Stanley Bank
4.968% 7/14/28 μ	1,340,000	1,367,481
5.504% 5/26/28 μ	1,600,000	1,650,697

Popular 7.25% 3/13/28	3,275,000	3,460,624
Regions Financial 5.502% 9/6/35 μ	4,185,000	4,260,407
Societe Generale 144A 7.132% 1/19/55 #, μ	1,940,000	1,978,057
State Street
4.993% 3/18/27	2,185,000	2,236,941
6.123% 11/21/34 μ	3,585,000	3,916,422

SVB Financial Group 4.57% 4/29/33 ‡	1,320,000	773,421
Truist Financial 4.95% 9/1/25 μ, ψ	2,850,000	2,830,385
UBS Group
144A 5.379% 9/6/45 #, μ	2,195,000	2,246,909
144A 5.699% 2/8/35 #, μ	870,000	918,693
144A 6.85% 9/10/29 #, μ, ψ	1,080,000	1,095,560
144A 9.25% 11/13/28 #, μ, ψ	2,525,000	2,797,955
US Bancorp
2.491% 11/3/36 μ	2,300,000	1,941,651
6.787% 10/26/27 μ	2,960,000	3,108,879

Wells Fargo Bank 5.254% 12/11/26	4,065,000	4,167,959
		129,979,255
Basic Industry — 2.97%
Freeport-McMoRan 5.45% 3/15/43	6,235,000	6,267,798
LYB International Finance III
3.625% 4/1/51	7,145,000	5,330,038
5.50% 3/1/34	1,420,000	1,478,038

Sherwin-Williams 2.90% 3/15/52	3,920,000	2,639,578
		15,715,452
Brokerage — 1.50%
Jefferies Financial Group
2.625% 10/15/31	1,942,000	1,685,222
5.875% 7/21/28	445,000	464,344
6.20% 4/14/34	4,565,000	4,888,910
6.50% 1/20/43	810,000	890,727
		7,929,203
Capital Goods — 6.26%
Amphenol
2.20% 9/15/31	5,055,000	4,371,143
NQ- IV092 [0924] 1124 (4017318)    1

Schedule of investments
Macquarie VIP Corporate Bond Series   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Capital Goods (continued)
Amphenol
5.05% 4/5/27	990,000	$ 1,013,655

Ashtead Capital 144A 1.50% 8/12/26 #	3,565,000	3,370,207
BAE Systems
144A 5.125% 3/26/29 #	2,855,000	2,938,898
144A 5.30% 3/26/34 #	2,615,000	2,720,687
Boeing
2.196% 2/4/26	5,620,000	5,414,107
144A 6.858% 5/1/54 #	710,000	779,819

Howmet Aerospace 5.95% 2/1/37	4,605,000	5,039,951
John Deere Capital 5.05% 6/12/34	2,410,000	2,517,428
L3Harris Technologies 5.25% 6/1/31	2,120,000	2,207,639
Northrop Grumman 5.20% 6/1/54	2,770,000	2,823,173
		33,196,707
Communications — 6.98%
AT&T 3.50% 9/15/53	7,235,000	5,319,644
CCO Holdings
144A 4.75% 2/1/32 #	1,070,000	943,888
144A 6.375% 9/1/29 #	470,000	470,886

Cellnex Finance 144A 3.875% 7/7/41 #	3,610,000	2,952,947
Charter Communications Operating 3.85% 4/1/61	3,225,000	1,979,589
Meta Platforms
4.30% 8/15/29	1,160,000	1,178,156
4.55% 8/15/31	2,065,000	2,111,873
4.75% 8/15/34	1,035,000	1,056,826
5.40% 8/15/54	1,395,000	1,462,573
Netflix
4.90% 8/15/34	1,725,000	1,784,922
5.40% 8/15/54	2,610,000	2,765,245
Rogers Communications
5.00% 2/15/29	1,680,000	1,714,929
5.30% 2/15/34	3,190,000	3,246,576

Sprint Capital 6.875% 11/15/28	2,740,000	2,993,729
Sprint Spectrum 144A 4.738% 9/20/29 #	483,125	481,941
T-Mobile USA
5.25% 6/15/55	2,480,000	2,469,731
5.50% 1/15/55	1,370,000	1,420,709
Verizon Communications
2.65% 11/20/40	1,250,000	921,583
2.875% 11/20/50	1,540,000	1,045,436

VZ Secured Financing 144A 5.00% 1/15/32 #	705,000	650,062
		36,971,245
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical — 7.01%
Aptiv 3.10% 12/1/51	3,098,000	$ 1,971,132
Ford Motor Credit
6.125% 3/8/34	1,185,000	1,200,238
6.798% 11/7/28	820,000	866,074
6.80% 5/12/28	2,230,000	2,337,269
6.95% 3/6/26	1,075,000	1,100,674
6.95% 6/10/26	1,460,000	1,503,654

General Motors 6.25% 10/2/43	2,815,000	2,890,351
General Motors Financial
5.45% 9/6/34	1,600,000	1,595,797
5.60% 6/18/31	810,000	832,124
5.95% 4/4/34	2,005,000	2,075,836
Home Depot
4.85% 6/25/31	1,965,000	2,037,523
4.875% 6/25/27	1,590,000	1,631,615
4.95% 6/25/34	1,885,000	1,960,438
Hyundai Capital America
144A 5.275% 6/24/27 #	2,125,000	2,173,331
144A 5.30% 3/19/27 #	2,330,000	2,379,162
144A 5.40% 6/24/31 #	2,075,000	2,152,973

Uber Technologies 5.35% 9/15/54	5,310,000	5,269,773
VICI Properties 4.95% 2/15/30	3,155,000	3,176,293
		37,154,257
Consumer Non-Cyclical — 6.24%
AbbVie 5.35% 3/15/44	5,095,000	5,378,543
Bunge Limited Finance
2.75% 5/14/31	1,285,000	1,159,863
4.10% 1/7/28	1,910,000	1,909,642
4.20% 9/17/29	2,290,000	2,284,831

Campbell Soup 5.20% 3/19/27	1,945,000	1,996,380
Coca-Cola Consolidated 5.25% 6/1/29	3,825,000	3,978,876
Gilead Sciences 4.80% 4/1/44	4,345,000	4,199,860
JBS USA Holding Lux 3.00% 2/2/29	1,560,000	1,452,826
Merck & Co. 2.75% 12/10/51	6,405,000	4,335,417
Royalty Pharma
1.20% 9/2/25	1,575,000	1,525,976
3.35% 9/2/51	6,638,000	4,592,081
5.90% 9/2/54	236,000	244,666
		33,058,961
Electric — 11.79%
AEP Texas 5.45% 5/15/29	1,685,000	1,758,277
Appalachian Power 4.50% 8/1/32	2,495,000	2,462,967
Baltimore Gas and Electric
4.25% 9/15/48	1,500,000	1,319,726
5.30% 6/1/34	970,000	1,016,704
5.65% 6/1/54	1,670,000	1,798,876

2    NQ- IV092 [0924] 1124 (4017318)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)

Berkshire Hathaway Energy 2.85% 5/15/51	2,085,000	$ 1,412,581
CenterPoint Energy Houston Electric 5.20% 10/1/28	2,420,000	2,517,151
Commonwealth Edison 2.75% 9/1/51	2,500,000	1,652,634
Constellation Energy Generation 5.75% 3/15/54	2,755,000	2,917,583
Dominion Energy
6.875% 2/1/55 μ	4,095,000	4,350,225
Series B 7.00% 6/1/54 μ	1,375,000	1,504,700

Duke Energy 6.45% 9/1/54 μ	1,030,000	1,072,024
Duke Energy Indiana 5.40% 4/1/53	1,400,000	1,443,299
Fells Point Funding Trust 144A 3.046% 1/31/27 #	3,430,000	3,323,030
NextEra Energy Capital Holdings
5.55% 3/15/54	5,214,000	5,452,424
6.75% 6/15/54 μ	1,180,000	1,276,279

Northern States Power 5.40% 3/15/54	2,925,000	3,092,382
Oglethorpe Power
3.75% 8/1/50	5,485,000	4,230,833
4.50% 4/1/47	1,450,000	1,273,185
5.25% 9/1/50	590,000	575,483
6.20% 12/1/53	410,000	449,253
Pacific Gas & Electric
3.50% 8/1/50	5,810,000	4,211,386
5.55% 5/15/29	1,175,000	1,221,018

Pacific Gas and Electric 4.20% 6/1/41	1,000,000	845,422
PPL Capital Funding 5.25% 9/1/34	970,000	999,390
Public Service Co. of Oklahoma 3.15% 8/15/51	1,790,000	1,242,864
Virginia Electric and Power
5.05% 8/15/34	1,265,000	1,299,120
5.55% 8/15/54	685,000	720,732

Vistra Operations 144A 6.95% 10/15/33 #	6,255,000	7,056,928
		62,496,476
Energy — 10.79%
Apache 5.10% 9/1/40	4,100,000	3,648,225
BP Capital Markets 4.875% 3/22/30 μ, ψ	4,615,000	4,579,362
BP Capital Markets America 2.939% 6/4/51	2,100,000	1,428,652
Cheniere Energy Partners
4.50% 10/1/29	3,323,000	3,279,640
144A 5.75% 8/15/34 #	1,247,000	1,300,053

ConocoPhillips 5.55% 3/15/54	1,695,000	1,773,554
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Diamondback Energy
5.20% 4/18/27	945,000	$ 964,686
5.75% 4/18/54	1,790,000	1,805,003
6.25% 3/15/33	2,195,000	2,368,366
Enbridge
5.75% 7/15/80 μ	3,533,000	3,472,826
7.20% 6/27/54 μ	2,145,000	2,254,187
Energy Transfer
5.95% 5/15/54	1,535,000	1,572,233
6.10% 12/1/28	2,210,000	2,352,244
6.25% 4/15/49	1,405,000	1,478,294
6.50% 11/15/26 μ, ψ	3,935,000	3,935,424
Enterprise Products Operating
4.95% 2/15/35	1,250,000	1,269,907
5.55% 2/16/55	1,846,000	1,908,346
Kinder Morgan
5.00% 2/1/29	1,310,000	1,338,556
5.20% 6/1/33	4,065,000	4,116,778
Occidental Petroleum
5.55% 10/1/34	730,000	741,640
6.20% 3/15/40	678,000	704,433
6.60% 3/15/46	2,522,000	2,715,735
7.95% 6/15/39	776,000	933,677

Targa Resources 5.50% 2/15/35	3,102,000	3,195,929
Targa Resources Partners 4.00% 1/15/32	1,665,000	1,568,084
TotalEnergies Capital 5.275% 9/10/54	1,730,000	1,733,781
Transcanada Trust 5.625% 5/20/75 μ	749,000	743,501
		57,183,116
Finance Companies — 6.10%
AerCap Ireland Capital DAC
3.00% 10/29/28	4,446,000	4,201,243
4.95% 9/10/34	2,065,000	2,054,659
5.10% 1/19/29	915,000	935,570
Air Lease
4.125% 12/15/26 μ, ψ	2,362,000	2,222,593
4.625% 10/1/28	765,000	768,039
5.10% 3/1/29	553,000	566,628
5.20% 7/15/31	1,540,000	1,575,039
Apollo Debt Solutions BDC
144A 6.70% 7/29/31 #	1,655,000	1,705,712
144A 6.90% 4/13/29 #	1,270,000	1,320,700

Ares Capital 5.95% 7/15/29	1,165,000	1,196,415
Ares Strategic Income Fund 144A 5.60% 2/15/30 #	1,335,000	1,325,002
Aviation Capital Group
144A 1.95% 1/30/26 #	5,353,000	5,158,786
144A 1.95% 9/20/26 #	255,000	241,664

NQ- IV092 [0924] 1124 (4017318)    3

Schedule of investments
Macquarie VIP Corporate Bond Series   (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Finance Companies (continued)
Aviation Capital Group
144A 5.375% 7/15/29 #	1,845,000	$ 1,885,607

Blackstone Private Credit Fund 144A 4.95% 9/26/27 #	2,375,000	2,354,457
Blue Owl Credit Income
144A 5.80% 3/15/30 #	4,100,000	4,062,280
144A 6.60% 9/15/29 #	725,000	744,050
		32,318,444
Insurance — 4.78%
Aon North America
5.125% 3/1/27	845,000	864,671
5.30% 3/1/31	3,180,000	3,319,183
Athene Global Funding
144A 1.985% 8/19/28 #	5,915,000	5,373,804
144A 2.717% 1/7/29 #	3,045,000	2,815,341

Athene Holding 3.45% 5/15/52	1,310,000	899,571
Hartford Financial Services Group 2.90% 9/15/51	2,590,000	1,755,980
New York Life Global Funding 144A 5.45% 9/18/26 #	2,195,000	2,257,233
Pine Street Trust III 144A 6.223% 5/15/54 #	2,275,000	2,468,706
Principal Life Global Funding II 144A 3.00% 4/18/26 #	1,000,000	981,503
UnitedHealth Group
5.375% 4/15/54	2,345,000	2,439,587
5.50% 7/15/44	2,030,000	2,149,618
		25,325,197
Natural Gas — 0.79%
Sempra
4.875% 10/15/25 μ, ψ	1,030,000	1,021,520
6.40% 10/1/54 μ	2,030,000	2,038,895

Spire Missouri 5.15% 8/15/34	1,105,000	1,149,520
		4,209,935
Real Estate Investment Trusts — 1.26%
American Homes 4 Rent 5.50% 7/15/34	2,805,000	2,902,314
Extra Space Storage 2.35% 3/15/32	4,502,000	3,802,151
		6,704,465
Technology — 5.75%
Broadcom
4.15% 2/15/28	1,620,000	1,618,685
5.05% 7/12/29	2,970,000	3,060,510
5.15% 11/15/31	1,850,000	1,920,643

CDW 3.276% 12/1/28	4,550,000	4,312,650
CoStar Group 144A 2.80% 7/15/30 #	2,431,000	2,190,883
Entegris 144A 5.95% 6/15/30 #	955,000	973,580
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)

Fiserv 4.75% 3/15/30	1,945,000	$ 1,983,622
Marvell Technology 1.65% 4/15/26	2,255,000	2,161,291
Oracle
3.60% 4/1/50	1,986,000	1,513,259
4.20% 9/27/29	1,165,000	1,163,421
5.375% 9/27/54	1,155,000	1,155,150
6.125% 7/8/39	4,070,000	4,498,091
Roper Technologies
4.75% 2/15/32	1,345,000	1,361,319
4.90% 10/15/34	1,550,000	1,561,462

Sensata Technologies 144A 3.75% 2/15/31 #	1,115,000	1,022,049
		30,496,615
Transportation — 0.39%
CSX 4.90% 3/15/55	2,105,000	2,070,789
		2,070,789
Total Corporate Bonds (cost $500,074,672)		514,810,117

Municipal Bonds — 0.20%
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	1,119,799	1,091,804
Total Municipal Bonds (cost $1,068,441)		1,091,804

Non-Agency Asset-Backed Securities — 1.16%
Frontier Issuer Series 2024-1 A2 144A 6.19% 6/20/54 #	5,900,000	6,145,318
Total Non-Agency Asset-Backed Securities (cost $5,897,905)		6,145,318
	Number of shares
Short-Term Investments — 0.38%
Money Market Mutual Funds — 0.38%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.83%)	497,227	497,227
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.83%)	497,227	497,227
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.89%)	497,227	497,227

4    NQ- IV092 [0924] 1124 (4017318)

(Unaudited)
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.83%)	497,227	$ 497,227
Total Short-Term Investments (cost $1,988,908)		1,988,908

Total Value of Securities—98.88% (cost $509,029,937)		524,036,147
Receivables and Other Assets Net of Liabilities—1.12%		5,944,615
Net Assets Applicable to 110,631,983 Shares Outstanding—100.00%		$529,980,762
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2024. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2024, the aggregate value of Rule 144A securities was $85,758,661, which represents 16.18% of the Series’ net assets.
‡	Non-income producing security. Security is currently in default.
Summary of abbreviations:
BDC – Business Development Company
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
USD – US Dollar

NQ- IV092 [0924] 1124 (4017318)    5